Financing Arrangements - Future Maturities (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Financing Arrangements
Three months ended December 31, 2014	$ 375,881
2015	1,154,165
2016	2,374,486
Thereafter	192,000
Total debt, net	$ 4,096,532	$ 7,103,925